Relevant event during the period and as of the issuance date of the financial statements	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure Of Relevant Event During The Period And As Of The Issuance Date Of The Financial Statements
2)	RELEVANT EVENT DURING THE PERIOD AND AS OF THE ISSUANCE DATE OF THE FINANCIAL STATEMENTS
COVID-19
Pandemic
On March 11, 2020, the World Health Organization declared the outbreak of the novel spread of the Coronavirus
SARS-CoV-2
that produces the disease called
COVID-19
as a pandemic (the
“COVID-19
Pandemic”). At different points in time since the outbreak of the
COVID-19
Pandemic, according to and in compliance with the containment measures enacted and implemented by local governments, certain of CEMEX’s cement, ready-mix
concrete and aggregates operating facilities in different parts of the world have operated with reduced volumes and, in some cases, have temporarily halted operations considering the effects of the
COVID-19
Pandemic. This situation has had the following implications for the Company’s business units: (i) temporary restrictions on, or suspended access to, or shutdown, or suspension or the halt of, its manufacturing facilities, personnel shortages, production slowdowns or stoppages and disruptions in the delivery systems; (ii) disruptions or delays in the supply chains, including shortages of materials, products and services on which the Company and its businesses depend; (iii) reduced availability of land and sea transport, including labor shortages, logistics constraints and increased border controls or closures; (iv) increased cost of materials, products and services on which the Company and its businesses depend; (v) reduced investor confidence and consumer spending in the countries where the Company operates; as well as (vi) a general slowdown in economic activity, including construction, and a decrease in demand for the Company’s products and services and industry demand generally.
From the beginning of the
COVID-19
Pandemic and attending official dispositions, CEMEX has implemented strict hygiene, sanitary and security measures guidelines in all its operations and modified its manufacturing, selling and distributions processes to implement physical distancing, aiming to protect the health and safety of its employees and their families, customers and communities. CEMEX’s operations have been affected to different degrees. In this respect, for the year 2020, since the start of the
COVID-19
Pandemic, CEMEX has identified incremental costs and expenses associated with implementing and maintaining the measures of $48 (note 7).
CEMEX’s most important segments are, or have been, affected as follows:

•
In Mexico, in accordance with technical guidelines set by the government, CEMEX had initially announced on April 6, 2020, that the Company would temporarily halt all production and certain related activities in Mexico until April 30, 2020. Moreover, on April 7, 2020, CEMEX announced that the Company was permitted to resume production and related activities in Mexico to support the development of sectors designated as essential by the government during the
COVID-19
Pandemic. In addition, beginning on May 14, 2020 the reopening of social, educational and economic activities were allowed, therefore, companies dedicated to construction and mining industry activities were able to resume full operations as long they complied with the applicable health and safety protocols and guidelines established by the government, as these were considered, and continued to be considered, essential activities during the current
COVID-19
Pandemic health emergency in Mexico. No additional official decrees have been issued requiring the construction industry in Mexico to halt all or part of its operations.

•
In the United States, except for a few
ready-mix
concrete plants in the San Francisco area that were temporarily shut down, all sites that were operational before the
COVID-19
Pandemic are active. During November and December of 2020, certain States in the United States continued to implement certain degrees of lockdowns, which may have an impact on our operations and demand for our products and services.

•
In CEMEX’s Europe, Middle East, Africa and Asia (“EMEAA”) region, the main effects have been experienced in Spain, the Philippines and the United Arab Emirates, where operations either operated on a limited basis or were temporarily halted. However, CEMEX’s operations in the EMEAA region in general have not been halted. Other countries have experienced negative effects on the market side, with drops in demand resulting in some temporary site closures. During November and December of 2020, certain countries like France, Germany and the United Kingdom continued to implement certain degrees of lockdowns, which may have an impact on our operations and demand for our products and services.

•
In most of CEMEX’s South America, Central America and Caribbean region, considering governmental requirements, the Company’s operations were temporarily affected. In Colombia, CEMEX temporarily halted production and related activities beginning on March 25, 2020. partially resuming from April 13 to April 27, 2020 to attend certain allowed needs. Beginning on April 27, 2020 the supply of material and supplies for infrastructure works, public works and general construction was permitted. In Panama, the closing of the Company’s operations was initially effective from March 25, 2020 through May 24, 2020, partially resuming for certain approved activities and finally, on September 4, 2020, the supply for construction works in general was allowed. In Trinidad and Tobago and Barbados operations were temporarily halted from the last week of March until May 14, 2020.

The implications negatively affected CEMEX’s financial situation and results of operations, mostly during the second quarter. During the year ended December 31, 2020, consolidated revenues decreased by 1.2% against the previous year, caused by several factors such as the decrease in sales volumes from reduced operations, as well as by the devaluation of several currencies during the period against the U.S. dollar and the intensification of competitive dynamics in some countries, among others. This decrease in revenues was partially offset by a reduction in cost of sales and operating costs and expenses, which decreased 0.4% and 4.6%, respectively, during the same period, because of reduced operations but also considering the strict control of expenditures. During 2020, the Company’s Operating EBITDA (operating earnings before other expenses, net, plus depreciation and amortization expenses) increased by 0.3% compared to the previous year (note 4B). In addition, considering the negative effects of the
COVID-19
Pandemic and its impact on the valuation of the Company’s assets as well as the future operating plans for certain assets, in the year ended December 31, 2020, CEMEX recognized non-cash
impairment losses of certain fixed assets, related operating permits and goodwill for an aggregate amount of $1,520 (notes 7, 15.1 and 16.2).
A recent World Economic Outlook report published by the International Monetary Fund, states that the
COVID-19
Pandemic and its effects on supply chains, global trade, mobility of persons, business continuity, lower demand for goods and services and oil prices, have significantly increased the risk of a deep global recession and projects the global economy to contract sharply. Even though some governments and central banks have implemented monetary and fiscal policies to curb the potential adverse effects on economies and financial markets, these measures may vary by country and may not be enough to deter material adverse economic and financial effects. Even if the most severe restrictive measures have been lifted, the Company considers nonetheless that the construction activity across most of the markets in which it operates will continue to be adversely affected during some time, before returning to pre-COVID-19
Pandemic levels. The degree to which the
COVID-19
Pandemic continues to affect the Company’s liquidity, financial condition and results of operations will depend on future developments, some of which are highly uncertain and cannot be predicted, including, but not limited to, the duration and continued spread of the outbreak, its severity, the actions to contain the virus or treat its impact, and to how fast and to which extent the economic and operational conditions can return, within a new normality with limited activities, until medicines, vaccines and other treatments against the virus are authorized, produced, distributed and accessible to the general public in the countries in which the Company operates, and also to a degree, how much of the world’s population is willing to receive the vaccines.
The Company considers that, if the duration of the
COVID-19
Pandemic is extended and/or its negative impacts return or are extended, as applicable, there could be significant negative effects or significant negative effects could be repeated in the future, mainly in connection with: (i) increases in estimated credit losses on trade accounts receivable (note 10); (ii) impairment of long-lived assets including goodwill (notes 16.2); (iii) foreign exchange losses related to CEMEX’s obligations denominated in foreign currency; (iv) new disruptions in the supply chains; and (v) liquidity risks to meet the Company’s short-term operational and financial obligations. The most relevant aspects regarding the potential negative effects mentioned above as of the date of approval of these consolidated financial statements as of December 31, 2020 are disclosed in the explanatory notes.
CEMEX dealt with liquidity risks during the deepest phase of suspension of activities within the
COVID-19
Pandemic, maintaining sufficient cash, to the extent possible, by means of obtaining financing in the bonds market and with commercial banks. From March through September 2020, CEMEX issued notes, negotiated new loans and borrowed from its committed lines of credit a total of $3,478, of which, as of December 31, 2020 an aggregate of $2,785 had been repaid. In addition, CEMEX, S.A.B. de C.V. suspended its share repurchase program and did not pay dividends during 2020. The Company projects it will continue to generate sufficient cash flows from operations, which would enable the Company to meet its current obligations. Moreover, as of December 31, 2020, CEMEX has $1,121 available on its committed revolving line of credit (note 17.1).
In other measures, beginning on April 8, 2020 and for the rest of 2020: a) all capital expenditures not associated with the management of the
COVID-19
Pandemic were suspended; b) operating expenses were incurred strictly according to the Company’s markets evolution and demand; c) the Company produced, to the extent permitted by quarantine measures, only the volume of products that markets demanded; and d) all corporate and global network activities not related to managing the
COVID-19
crisis and basic operations were suspended. Moreover, to support the Company’s liquidity, CEMEX took the following temporary measures; starting May 1st, 2020 and for a
90-day
period and subject to all applicable laws and regulations, CEMEX, S.A.B. de C.V.’s Chairman of the Board of Directors, Chief Executive Officer and the members of our Executive Committee agreed to forgo 25% of their salaries; the members of the Board of Directors of CEMEX, S.A.B. de C.V. agreed to forgo 25% of their remuneration (including with respect to the meetings that took place in April 2020); certain senior executives accepted to voluntarily forgo 15% of their monthly salaries during May, June and July 2020; and CEMEX asked other salaried employees to voluntarily defer 10% of their monthly salary during the same three-month period, with the deferred amount scheduled to be paid in full during December 2020. For hourly employees, where applicable, CEMEX worked to mitigate the effects on jobs derived from any operational shutdowns due to demand contraction or government measures derived from the
COVID-19
Pandemic and economic crisis. During November 2020, all amounts forgone and/or deferred were fully reimbursed to all employees, executives and members of the Board of Directors of the Parent Company.